Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Event
Subsequent Event

Note 34 - Subsequent Event

ITAÚ UNIBANCO HOLDING recognized in its Financial Statements the impacts arising from a subsequent event to the reporting period related to a specific case of a large company that filed for judicial reorganization, but whose credit conditions existed as of December 31, 2022. There was an increase in Expected credit loss to cover 100% of the exposure, giving rise to an additional impact on income of R$ 1.3 billion (R$ 719, net of taxes).